Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets
4)	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$7,910,638	$10,297,139	$336,398
Fair value of the plan assets	(4,341,373)	(5,492,123)	(179,423)
Present value of unfunded defined benefit obligation	3,569,265	4,805,016	156,975
Recorded under other payables	(24,638)	(18,791)	(614)
Recorded under other current assets	182,421	11,910	389

Net defined benefit liability	$3,727,048	$4,798,135	$156,750

Summary of Movements in Net Defined Benefit Liability (Asset)

Movements in net defined benefit liability (asset) were as follows:

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	NT$	NT$	NT$

Balance at January 1, 2016	$7,973,676	$(3,973,729)	$3,999,947

Service cost
Current service cost	329,838	-	329,838
Net interest expense (income)	167,111	(109,080)	58,031
Recognized in profit or loss	496,949	(109,080)	387,869

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	54,549	54,549
Actuarial loss arising from changes in financial assumptions	156,193	-	156,193
Actuarial loss arising from experience adjustments	200,723	-	200,723
Actuarial loss arising from changes in demographic assumptions	5,716	-	5,716
Recognized in other comprehensive income	362,632	54,549	417,181

Contributions from the employer	-	(807,232)	(807,232)
Benefits paid from the pension fund	(308,471)	308,471	-
Benefits paid from the Group	(36,033)	-	(36,033)

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	NT$	NT$	NT$

Liabilities assumed in a business combination	$535	$(535)	$-
Exchange differences on foreign plans	(99,404)	110,189	10,785

Balance at December 31, 2016	8,389,884	(4,417,367)	3,972,517

Service cost
Current service cost	278,412	-	278,412
Past service cost and gain on settlements	(68,979)	-	(68,979)
Net interest expense (income)	157,404	(103,741)	53,663
Recognized in profit or loss	366,837	(103,741)	263,096

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	52,124	52,124
Actuarial loss arising from changes in financial assumptions	56,860	-	56,860
Actuarial gain arising from experience adjustments	(315,090)	-	(315,090)
Actuarial loss arising from changes in demographic assumptions	762	-	762
Recognized in other comprehensive income	(257,468)	52,124	(205,344)

Contributions from the employer	-	(484,790)	(484,790)
Benefits paid from the pension fund	(690,830)	690,830	-
Benefits paid from the Group	(96,575)	-	(96,575)
Exchange differences on foreign plans	198,790	(78,429)	120,361

Balance at December 31, 2017	7,910,638	(4,341,373)	3,569,265

Service cost
Current service cost	224,126	-	224,126
Net interest expense (income)	178,779	(122,709)	56,070
Recognized in profit or loss	402,905	(122,709)	280,196

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(16,589)	(16,589)
Actuarial gain arising from changes in financial assumptions	(8,643)	-	(8,643)
Actuarial loss arising from experience adjustments	302,499	-	302,499
Actuarial loss arising from changes in demographic assumptions	8,190	-	8,190
Actuarial loss arising from changes in other assumptions	22,723	-	22,723

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	NT$	NT$	NT$

Recognized in other comprehensive income	$324,769	$(16,589)	$308,180

Contributions from the employer	-	(364,237)	(364,237)
Benefits paid from the pension fund	(541,989)	541,989	-
Benefits paid from the Group	(295,953)	-	(295,953)
Business combinations	2,522,805	(1,210,524)	1,312,281
Exchange differences on foreign plans	(26,036)	21,320	(4,716)

Balance at December 31, 2018	$10,297,139	$(5,492,123)	$4,805,016

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2018	$258,433	$(141,829)	$116,604

Service cost
Current service cost	7,322	-	7,322
Net interest expense (income)	5,841	(4,009)	1,832
Recognized in profit or loss	13,163	(4,009)	9,154

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(542)	(542)
Actuarial gain arising from changes in financial assumptions	(282)	-	(282)
Actuarial loss arising from experience adjustments	9,882	-	9,882
Actuarial loss arising from changes in demographic assumptions	268	-	268
Actuarial loss arising from changes in other assumptions	742	-	742
Recognized in other comprehensive income	10,610	(542)	10,068

Contributions from the employer	-	(11,899)	(11,899)
Benefits paid from the pension fund	(17,706)	17,706	-
Benefits paid from the Group	(9,669)	-	(9,669)
Business combinations	82,418	(39,547)	42,871
Exchange differences on foreign plans	(851)	697	(154)

Balance at December 31, 2018	$336,398	$(179,423)	$156,975

Summary of Fair Value of the Plan Assets by Major Categories
5)	The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Cash	$2,317,764	$2,340,903	$76,475
Debt instruments	691,619	902,886	29,497
Equity instruments	1,254,109	2,164,895	70,725
Others	77,881	83,439	2,726

Total	$4,341,373	$5,492,123	$179,423

Summary of Key Assumptions Used for the Actuarial Valuations
8)	The present value of the defined benefit obligation and the related current service cost and past service cost were measured using the Projected Unit Credit Method. Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follows:

	December 31
	2017	2018

Discount rates (%)	0.06-3.85	0.05-3.02
Expected rates of salary increase (%)	2.00-4.42	1.75-4.06

Summary of Sensitivity Analysis on Defined Obligations

The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at each balance sheet date, while holding all other assumptions constant.

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Discount Rate
0.5% higher	$(455,158)	$(555,181)	$(18,137)
0.5% lower	$461,891	$603,089	$19,702
Expected rates of salary increase
0.5% higher	$453,792	$591,712	$19,331
0.5% lower	$(444,493)	$(547,522)	$(17,887)

Summary of Maturity Analysis of Undiscounted Pension Benefit
9)	Maturity analysis of undiscounted pension benefit

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

No later than 1 year	$291,152	$368,592	$12,042
Later than 1 year but not later than 5 years	1,551,496	1,886,738	61,638
Later than 5 years	16,507,747	13,322,695	435,240

	$18,350,395	$15,578,025	$508,920